Certain Relationships and Related Transactions (Details) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Feb. 01, 2013	Nov. 19, 2013
Total related-party debt obligations	$ 2,700,000	$ 2,700,000	$ 60,000
Less current portion	(2,700,000)		(60,000)
Long-term debt, net of current portion		2,700,000
Sapinda Asia 1 [Member]
Total related-party debt obligations		1,200,000		1,200,000
Sapinda Asia 2 [Member]
Total related-party debt obligations		1,500,000			1,500,000
Related Party - Convertible Debenture
Total related-party debt obligations			$ 60,000